ASSET HELD FOR SALE (Details Narrative) - 6 months ended Jun. 30, 2025 - Leasehold Buildings [Member]	USD ($)	SGD ($)	SGD ($)
Long-Lived Assets Held-for-Sale [Line Items]
Leasehold Improvements, Gross	$ 2,400,000		$ 3,000,000.0
Expected sale of leasehold industrial property	5,480,000		$ 7,393,000
Proceeds from Sales of Assets, Investing Activities	$ 274,000	$ 369,650